SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND DISCOUNT RATE (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Weighted-average remaining lease term	4 years 1 month 9 days	5 years 1 month 9 days	8 years 2 months 12 days
Weighted-average discount rate	8.60%	8.60%	8.60%